Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0001959604
Registrant Name	Jefferies Credit Partners BDC Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES